PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7— PROPERTY AND EQUIPMENT, NET

Property and equipment consist of Property and equipment purchased or capitalized by the Company and finance leases for 2021 and 2020.

7-1     Property and Equipment, net

Property and equipment consist of the following:

	2021	2020
Equipment	8,894	8,405
Furniture, fixture, and fittings and other	2,678	2,736
Total gross value	11,572	11,141
Less: accumulated depreciation and amortization	(8,594)	(8,142)
Total	2,978	3,000

Depreciation expense related to property and equipment amounted to €1,521 thousand, €1,695 thousand and €1,511 thousand for the years ended December 31, 2021, 2020 and 2019, respectively.

Assets leased to customers:

Capitalized costs on equipment leased to customers of €423 thousand and €264 thousand are included in property and equipment at December 31, 2021 and 2020, respectively. Accumulated amortization of these assets leased to third parties was €108 thousand and €102 thousand, at December 31, 2021 and 2020, respectively.

Depreciation expense on equipment leased to customers is included in total depreciation expense and amounted to €40 thousand, €240 thousand and €23 thousand, for the years ended December 31, 2021, 2020 and 2019, respectively.

7-2     Finance leases

Finance lease right-of-use assets in 2021 and previous years consist of the following:

	2021	2020
Facilities	290	—
Equipment	220	359
Vehicles and IT equipment	1,497	1,196
Total gross value	2,007	1,554
Less: accumulated depreciation and amortization	1,368	850
Total	639	704

Depreciation expense related to finance lease right-of-use assets amounted to €275 thousand, €401 thousand and €448 for the years ended December 31, 2021, 2020, 2019, respectively.

The reduction to right-of-use assets resulting from reductions to finance lease obligations amounted to €315 thousand  and €670 thousand for the years ended December 31, 2021 and 2020 respectively.